Short-term Investments and Fair Value Measurement (Details) - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Short-term Investments [Abstract]
Marketable securities	[1]		$ 172,966
Investments at cost	[2]	166,114	169,608
Investments accounted using equity method	[3]	349,615	363,652
Total investments		$ 515,729	$ 706,226

[1]	As of June 30, 2019, the Company invested a total of $172,966 in U.S. publicly listed companies. For the year ended June 30, 2020, the Company subsequently sold these investments for a total of $178,237 resulting in a gain of $5,271.
[2]	As of June 30, 2020, the Company invested a total of $163,288 in two entities which invest in U.S. public companies and are still at the funding stage. The Company also invested $2,826 in another two private equity fund products where cost approximates fair value as of June 30, 2020.
[3]	As of June 30, 2020, the Company invested in a private equity fund in the amount of $349,615. The Company accounted for the private equity funds using the equity method since the Company is the general partner and owns approximately 8.3% of the fund after the fund completed the second funding stage and was established on May 25, 2018, thus the Company has significant influence. The underlying assets of the fund were invested in the medical and life sciences industry. Investment loss for the year ended June 30, 2020 amounted to approximately $3,500